Parent Only Financial Information - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 10,188	$ 6,506	$ 5,078
Realized gain on sale of mortgage-backed securities available for sale	(2,817)	(10,433)
Decrease in interest receivable	(611)	367	1,345
(Increase) decrease in other assets	367	2,882	2,655
(Decrease) increase in other liabilities	3,014	76	157
Net Cash Provided by Operating Activities	26,007	29,923	37,357
Principal repayments on mortgage-backed securities available for sale	114,107	335,914	305,665
Proceeds from sale of mortgage-backed securities available for sale	116,838	442,806	51,306
Net Cash Provided by Investing Activities	(245,690)	(284,362)	(117,874)
Dividends paid to minority stockholders of Kearny Financial Corp.			(3,617)
Purchase of common stock of Kearny Financial Corp. for treasury	(4,135)	(4,319)	(8,464)
Treasury stock reissued	1,495
Dividends contributed for payment of ESOP loan		(2)	160
Net Cash Provided by Financing Activities	227,683	225,889	13,521
Net Increase (Decrease) in Cash and Cash Equivalents	8,000	(28,550)	(66,996)
Cash and Cash Equivalents - Beginning	127,034	155,584	222,580
Cash and Cash Equivalents - Ending	135,034	127,034	155,584
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income	10,188	6,506	5,078
Equity in undistributed (earnings) loss of subsidiaries	(5,398)	(6,550)	864
Amortization of premiums		8	14
Realized gain on sale of mortgage-backed securities available for sale		(38)
Decrease in interest receivable		5	2
Payments received on intercompany liabilities	231	174	12,469
(Increase) decrease in other assets	(116)	52	41
(Decrease) increase in other liabilities	(37)	22	1
Net Cash Provided by Operating Activities	4,868	179	18,469
Repayment of loan to ESOP	1,661	1,573	1,489
Principal repayments on mortgage-backed securities available for sale		424	697
Proceeds from sale of mortgage-backed securities available for sale		667
Return of subsidiary investment			9
Net Cash Provided by Investing Activities	1,661	2,664	2,195
Dividends paid to minority stockholders of Kearny Financial Corp.			(3,617)
Purchase of common stock of Kearny Financial Corp. for treasury	(4,135)	(4,319)	(8,464)
Treasury stock reissued	1,495
Dividends contributed for payment of ESOP loan		(2)	160
Dividends paid on vested ESOP distribution			(1)
Net Cash Provided by Financing Activities	(2,640)	(4,321)	(11,922)
Net Increase (Decrease) in Cash and Cash Equivalents	3,889	(1,478)	8,742
Cash and Cash Equivalents - Beginning	13,524	15,002	6,260
Cash and Cash Equivalents - Ending	$ 17,413	$ 13,524	$ 15,002